ACCOUNTS RECEIVABLE - Additional Information (Details) - USD ($)	12 Months Ended
	Sep. 30, 2020	Sep. 30, 2019	Sep. 30, 2018
ACCOUNTS RECEIVABLE
Bad debt expense	$ 0	$ 0	$ 286,606
Bad debt write-off	0	$ 0
Accounts receivable pledged	$ 1,829,454